UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-10115
                                                      ---------

                               AYCO SERIES TRUST
                               -----------------
               (Exact name of registrant as specified in charter)

                       ONE WALL STREET, ALBANY, NY 12205
                       ---------------------------------
              (Address of principal executive offices) (Zip code)

 U.S. BANCORP FUND SERVICES, LLC, 615 EAST MICHIGAN STREET, MILWAUKEE, WI 53202
 ------------------------------------------------------------------------------
                    (Name and address of agent for service)

                                 1-800-235-3412
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31
                         -----------

Date of reporting period:  JUNE 30, 2003
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2003

                                  [AYCO LOGO]

                                      AYCO
                                  GROWTH FUND

                                  [AYCO LOGO]

                                AYCO GROWTH FUND

July 18, 2003

Dear Investor:

After a slow start this year, stocks rebounded sharply during the second quarter. Military victory in Iraq, better than expected corporate earnings and aggressive monetary and fiscal stimuli created a powerful springboard for a rally in the equity markets. While the sharp rise in the equity markets leaves stocks susceptible to a short-term correction, we think that the economy is showing improving economic and market fundamentals, which we believe should benefit the equity markets for the balance of the year.

The markets' recent strong performance appears to us to be attributable in part to a positive reaction to the recent tax legislation. By lowering the maximum long-term capital gains and dividend tax rates to 15% through 2008, we expect that corporations will have a greater incentive to increase dividends to shareholders. With dividend ratios at historically low levels and the S&P 500 free cash flow yield at historically high levels, we believe that the prospects for rising dividend yields are good. We expect the dividend yield for the Fund to increase over time as these favorable dynamics work their way through corporate boards. Our focus, however, remains on owning companies that, in our judgment, exhibit strong balance sheets and significant free cash flow generation. Whether these excess funds are used to repurchase shares, make acquisitions or increase dividend yields, we expect that shareholders of companies with these strong financial attributes should increasingly benefit. Since our philosophy is to focus on companies that, in our judgment, are well capitalized and generate excess cash, we believe your portfolio will perform well in the new dividend and capital gains tax environment.

Economic and market fundamentals appear to be benefiting from significant monetary and fiscal stimuli, in our view. The Federal Reserve continues to take aggressive action to stimulate economic growth and avoid deflation by sharply lowering the Federal Funds rate and expanding the money supply. The recent tax legislation can be expected to provide additional stimulus, as the tax cuts are heavily front-end loaded. These actions, combined with moderating oil prices and improving business confidence following the end of large-scale hostilities in the Iraq War, should, in our view, cause economic growth to accelerate in the second half of this year. Despite the restraining effects of increased worker productivity and a post bubble market environment, unprecedented monetary and fiscal stimuli appear to be creating the conditions necessary to revive the economy. These factors are evidenced through better equity market conditions, sharply lower corporate bond yield spreads and improved lending activity. As the economy recovers, we believe the companies owned by the Fund are well positioned because, in our judgment, they have global distribution and sourcing capabilities, exposure to stronger foreign currencies and the resources to increase dividend payouts.

The equity markets are also stronger from a technical perspective with the market's breadth, volume and moving averages being the strongest in years. We believe these factors point to annual equity market returns that will be in-line with historical averages over the next few years. These expectations are supported by the low yields currently being offered by money market funds and fixed income instruments, forcing investors to seek better returns through equity market investments (realizing, of course, that some investors are still not willing to risk possible losses in equity market investments). Consistent with these expectations and the current interest rate environment, a price/earnings range of 15-20 times earnings seems reasonable to us based on valuation models and the past fifty years of market history. With the S&P 500 Index trading at 19 times 2003 earnings and 17 times 2004 earnings, we believe that future equity market returns will consist of 6-8% earnings growth and a 2% dividend yield, resulting in future equity market returns that are in-line with historical averages. With the Ayco Growth Fund's average P/E and expected future earnings growth rate both higher than those of the S&P 500 Index, we expect both growth stocks and the Fund to perform well as investors seek stocks with superior earnings and dividend growth potential.

Thank you for your continued interest and confidence in the Ayco Growth Fund.

Very truly yours,

/s/Peter H. Heerwagen

Peter H. Heerwagen
Senior Vice President - Investment Services Group

This material has been prepared by The Ayco Company, L.P., which is part of the Investment Management Division of Goldman, Sachs & Co. and is not a product of the Goldman Sachs Global Investment Research Department. This information is provided to discuss general market activity, industry or sector trends, or other broad-based economic, market or political conditions. This information should not be construed as research or investment advice, and investors are urged to consult with their financial advisors before buying or selling any securities. This information may not be current and The Ayco Company, L.P. has no obligation to provide any updates or changes to such information. The views and opinions expressed herein may differ from the views and opinions expressed by the Global Investment Research Department or other departments or divisions of Goldman Sachs and its affiliates.

AYCO GROWTH FUND

         AVERAGE ANNUAL RETURN SINCE INCEPTION1<F1>
                       AS OF 06/30/03
         ------------------------------------------

                           1 YEAR       SINCE INCEPTION1<F1>
                           ------       --------------------
Ayco Growth Fund          (3.64)%             (10.35)%
S&P 500 Index              0.25%               (9.61)%

        Date            Ayco Growth Fund        S&P 500 Index
        ----            ----------------        -------------
      12/1/2000              $10,000               $10,000
     12/31/2000               $9,729               $10,047
      3/31/2001              $10,019                $8,855
      6/30/2001              $10,609                $9,374
      9/30/2001               $8,808                $7,998
     12/31/2001               $9,509                $8,853
      3/31/2002               $9,188                $8,877
      6/30/2002               $7,828                $7,688
      9/30/2002               $6,317                $6,360
     12/31/2002               $6,725                $6,897
      3/31/2003               $6,644                $6,680
      6/30/2003               $7,544                $7,708

This chart assumes an initial investment of $10,000 made on December 1, 2000 (commencement of operations). Returns shown include the reinvestment of all dividends and other distributions. Past performance is not indicative of future performance. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original investment. The graph and table show the performance of the Fund at the fund level and includes all fund level expenses. However, the performance shown does not reflect fees and expenses associated with any variable annuity contract or any variable life insurance policy that uses the Fund as an investment option for any contract or policy. Performance shown would be lower if those fees and expenses were deducted. The S&P 500 Index is an unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. No expenses are deducted from the performance of the S&P 500 Index and an investor cannot invest directly in the Index.

1<F1>  Since inception data for Fund and S&P 500 Index is as of 12/1/2000.

AYCO GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS - 97.6%

             COMPUTER SERVICES - 8.3%
   21,000    Cisco Systems, Inc.*<F2>                              $   350,490
   14,500    EMC Corporation*<F2>                                      151,815
   16,250    Microsoft Corporation                                     416,162
    3,000    Symantec Corporation*<F2>                                 131,580
                                                                   -----------
                                                                     1,050,047
                                                                   -----------

             COSMETICS & TOILETRIES - 2.6%
    6,400    Kimberly-Clark Corporation                                333,696
                                                                   -----------

             DIVERSIFIED INDUSTRIAL - 0.8%
    4,000    Masco Corporation                                          95,400
                                                                   -----------

             DIVERSIFIED
               MANUFACTURING - 3.0%
   13,200    General Electric Company                                  378,576
                                                                   -----------

             ELECTRONICS - 1.8%
   13,000    Texas Instruments
               Incorporated                                            228,800
                                                                   -----------

             ENERGY - 7.6%
    3,250    Anadarko Petroleum
               Corporation                                             144,527
    8,590    Exxon Mobil Corporation                                   308,467
    4,750    Schlumberger Limited^<F3>                                 225,957
    7,000    Shell Transport & Trading
               Company PLC-ADR^<F3>                                    278,950
                                                                   -----------
                                                                       957,901
                                                                   -----------

             FINANCIAL SERVICES - 12.0%
    2,000    Ambac Financial Group, Inc.                               132,500
    8,850    Citigroup Inc.                                            378,780
    4,550    Fannie Mae                                                306,852
   10,250    J.P. Morgan Chase & Co.                                   350,345
    1,400    MBIA Inc.                                                  68,250
    4,000    North Fork
               Bancorporation, Inc.                                    136,240
    2,800    Wells Fargo & Company                                     141,120
                                                                   -----------
                                                                     1,514,087
                                                                   -----------

             FOOD, BEVERAGE
               & TOBACCO - 5.6%
    8,000    General Mills, Inc.                                       379,280
    7,500    PepsiCo, Inc.                                             333,750
                                                                   -----------
                                                                       713,030
                                                                   -----------

             INDUSTRIAL - 8.0%
    4,500    First Data Corporation                                    186,480
    6,500    Praxair, Inc.                                             390,650
    1,950    United Parcel Service,
               Inc. - Class B                                          124,215
    4,350    United Technologies
               Corporation                                             308,111
                                                                   -----------
                                                                     1,009,456
                                                                   -----------

             INSURANCE - 8.1%
    6,300    American International
               Group, Inc.                                             347,634
       31    Berkshire Hathaway
               Inc. - Class B*<F2>                                      75,330
    8,400    The Allstate Corporation                                  299,460
    4,950    The Chubb Corporation                                     297,000
                                                                   -----------
                                                                     1,019,424
                                                                   -----------

             MEDICAL PRODUCTS - 10.8%
    2,500    AmerisourceBergen
               Corporation                                             173,375
    2,250    Cardinal Health, Inc.                                     144,675
    7,200    Johnson & Johnson                                         372,240
    5,000    Laboratory Corporation
               of America Holdings*<F2>                                150,750
    8,000    Medtronic, Inc.                                           383,760
    2,200    Quest Diagnostics
               Incorporated*<F2>                                       140,360
                                                                   -----------
                                                                     1,365,160
                                                                   -----------

             MULTIMEDIA - 7.7%
   12,000    Comcast Corporation -
               Special Class A*<F2>                                    345,960
   32,800    Liberty Media Corporation -
               Class A*<F2>                                            379,168
   12,700    The Walt Disney Company                                   250,825
                                                                   -----------
                                                                       975,953
                                                                   -----------

             NEWSPAPERS - 1.6%
    2,700    Gannett Co., Inc.                                         207,387
                                                                   -----------

             PHARMACEUTICALS - 3.3%
   12,325    Pfizer Inc.                                               420,899
                                                                   -----------

             RETAIL TRADE - 5.2%
    7,950    Federated Department
               Stores, Inc.                                            292,958
    2,800    Lowe's Companies, Inc.                                    120,260
    4,200    Walgreen Co.                                              126,420
    2,300    Wal-Mart Stores, Inc.                                     123,441
                                                                   -----------
                                                                       663,079
                                                                   -----------

             SEMICONDUCTORS - 4.1%
   11,100    Applied Materials, Inc.*<F2>                              176,046
   16,300    Intel Corporation                                         338,779
                                                                   -----------
                                                                       514,825
                                                                   -----------

             TELECOMMUNICATIONS - 2.6%
   16,850    Vodafone Group
               PLC-SP ADR^<F3>                                         331,103
                                                                   -----------

             TRANSPORTATION - 3.9%
   12,750    Burlington Northern
               Santa Fe Corporation                                    362,610
    2,300    Union Pacific Corporation                                 133,446
                                                                   -----------
                                                                       496,056
                                                                   -----------

             UTILITIES - 0.6%
   10,800    Calpine Corporation*<F2>                                   71,280
                                                                   -----------

             TOTAL COMMON STOCKS
               (Cost $14,060,825)                                   12,346,159
                                                                   -----------

 PRINCIPAL
  AMOUNT
 ---------

             SHORT-TERM SECURITIES - 2.6%
 $329,987    U.S. Bank Demand
               Note -  0.7735% #<F4>
               (Cost $329,987)                                         329,987
                                                                   -----------
             TOTAL INVESTMENTS
               (COST $14,390,812) - 100.2%                          12,676,146
                                                                   -----------
             LIABILITIES IN
               EXCESS OF
               OTHER ASSETS - (0.2%)                                   (30,293)
                                                                   -----------
             TOTAL NET
               ASSETS - 100.0%                                     $12,645,853
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.
^<F3>  Foreign security.
#<F4> Denotes variable rate demand notes. Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates shown are as of June 30, 2003.
ADR - American Depository Receipts.

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

Assets:
   Investments, at value (cost $14,390,812)                        $12,676,146
   Dividends and interest receivable                                    16,386
   Receivable from Advisor                                              16,871
   Prepaid expenses                                                     28,628
                                                                   -----------
       Total Assets                                                 12,738,031
                                                                   -----------

Liabilities:
   Accrued expenses and other liabilities                               92,178
                                                                   -----------
       Total Liabilities                                                92,178
                                                                   -----------
Net Assets                                                         $12,645,853
                                                                   -----------
                                                                   -----------

Net Assets Consist of:
   Capital stock                                                   $16,975,350
   Accumulated net investment income                                    27,896
   Accumulated net realized loss on investments sold                (2,642,727)
   Net unrealized depreciation on investments                       (1,714,666)
                                                                   -----------
Total Net Assets                                                   $12,645,853
                                                                   -----------
                                                                   -----------

Shares outstanding of beneficial interest,
  unlimited shares authorized, $0.001 par value                      1,695,416

Net asset value, offering and redemption price per share                 $7.46
                                                                         -----
                                                                         -----

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

Investment Income:
   Dividend income (net of taxes withheld of $994)                  $   85,266
   Interest income                                                       1,108
                                                                    ----------
       Total investment income                                          86,374
                                                                    ----------

Expenses:
   Investment advisory fee                                              46,782
   Administration fee                                                   19,910
   Fund accounting expenses                                             15,899
   Shareholder servicing and accounting costs                           25,530
   Custody fees                                                          1,808
   Professional fees                                                    55,528
   Reports to shareholders                                              10,925
   Trustees' fees and expenses                                          17,805
   Insurance                                                            20,574
   Other                                                                    70
                                                                    ----------
   Total expenses before fee waivers                                   214,831
   Expenses waived and reimbursed                                     (156,353)
                                                                    ----------
       Total expenses                                                   58,478
                                                                    ----------

   Net Investment Income                                                27,896
                                                                    ----------

Realized and Unrealized Gain (Loss) on Investments:
   Realized loss on investments                                       (383,501)
   Change in unrealized appreciation on investments                  1,728,878
                                                                    ----------
       Net realized and unrealized gain (loss) on investments        1,345,377
                                                                    ----------
Net Increase in Net Assets Resulting from Operations                $1,373,273
                                                                    ----------
                                                                    ----------

                See accompanying notes to financial statements.

AYCO GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX
                                                                               MONTHS ENDED        FOR THE YEAR
                                                                              JUNE 30, 2003           ENDED
                                                                               (UNAUDITED)      DECEMBER 31, 2002
                                                                              -------------     -----------------
Operations:
   Net investment income                                                       $    27,896         $    40,821
   Net realized loss on investments                                               (383,501)         (1,578,992)
   Change in unrealized appreciation (depreciation) on investments               1,728,878          (2,833,309)
                                                                               -----------         -----------
   Net increase (decrease) in net assets resulting from operations               1,373,273          (4,371,480)
                                                                               -----------         -----------

Dividends and Distributions to Shareholders:
   Net investment income                                                                --             (40,821)
   Net realized gains                                                                   --                  --
                                                                               -----------         -----------
   Total dividends and distributions                                                    --             (40,821)
                                                                               -----------         -----------

   Net increase (decrease) in net assets from fund share transactions (Note 7)     (86,931)          5,789,422
                                                                               -----------         -----------

Total Increase in Net Assets                                                     1,286,342           1,377,121

Net Assets:
   Beginning of year                                                            11,359,511           9,982,390
                                                                               -----------         -----------
   End of year*<F5>                                                            $12,645,853         $11,359,511
                                                                               -----------         -----------
                                                                               -----------         -----------

*<F5> Including undistributed net investment income                            $    27,896         $        --

                See accompanying notes to financial statements.

AYCO GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                     FOR THE SIX                                                  PERIOD FROM
                                                    MONTHS ENDED       FOR THE YEAR         FOR THE YEAR    DECEMBER 1, 2000(4)<F9>
                                                    JUNE 30, 2003          ENDED                ENDED               THROUGH
                                                     (UNAUDITED)     DECEMBER 31, 2002    DECEMBER 31, 2001    DECEMBER 31, 2000
                                                    -------------    -----------------    -----------------    -----------------
PER SHARE DATA(3)<F8>:
Net Asset Value,
  Beginning of Period                                   $6.65              $9.44                $9.72                $10.00
                                                        -----              -----                -----                ------

   Income from
     Investment Operations:
       Net investment income                             0.02               0.02                 0.03                  0.01
       Net realized and unrealized
         gain (loss) on investments                      0.79              (2.79)               (0.25)                (0.28)
                                                        -----              -----                -----                ------
       Total gain (loss) from
         investment operations                           0.81              (2.77)               (0.22)                (0.27)
                                                        -----              -----                -----                ------

   Less Dividends and Distributions:
       Net investment income                               --              (0.02)               (0.03)                (0.01)
       Net realized gains                                  --                 --                (0.03)                   --
                                                        -----              -----                -----                ------
       Total dividends
         and distributions                                 --              (0.02)               (0.06)                (0.01)
                                                        -----              -----                -----                ------

Net Asset Value, End of Period                          $7.46              $6.65                $9.44                $ 9.72
                                                        -----              -----                -----                ------
                                                        -----              -----                -----                ------

Total Return                                            12.18%            (29.30%)              (2.26%)               (2.80%)(1)
                                                                                                                             <F6>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period                         $12,645,853        $11,359,511           $9,982,390              $105,605
Ratio of net expenses
  to average net assets:
   Before expense reimbursement                          3.67%(2)           3.67%                5.35%               290.52%(2)
                                                              <F7>                                                          <F7>
   After expense reimbursement                           1.00%(2)           1.00%                1.00%                 1.00%(2)
                                                              <F7>                                                          <F7>
Ratio of net investment
  income (loss) to average net assets:
   Before expense reimbursement                         (2.20%)(2)         (2.34%)              (3.92%)             (288.51%)(2)
                                                               <F7>                                                          <F7>
   After expense reimbursement                           0.47%(2)           0.33%                0.43%                 1.01%(2)
                                                              <F7>                                                          <F7>
Portfolio turnover rate                                    11%                23%                   6%                    4%

(1)<F6>   Not annualized.
(2)<F7>   Annualized.
(3)<F8> Information presented relates to a share of capital stock outstanding for the entire period.
(4)<F9>   Commencement of operations.

                See accompanying notes to financial statements.

AYCO GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1.   ORGANIZATION

     Ayco Series Trust (the "Trust") was organized as a Delaware business trust on August 30, 2000 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently consists of one series: the Ayco Growth Fund (the "Fund"). In the future, the Trust may establish additional series and classes of shares. Pursuant to the 1940 Act, the Fund is an open-end, diversified series of the Trust. The Fund's investment objective is long-term growth of capital. The Fund currently offers one class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     SECURITY VALUATION

     Each portfolio security of the Fund that is listed on a securities exchange is valued at its closing price on the principal exchange on which the security is traded. Each portfolio security that is listed on the Nasdaq/National Market or the Nasdaq/Small Cap Market is valued using its Nasdaq Official Closing Price ("NOCP") whenever an NOCP is reported for that security. If no NOCP is reported for that security, but a consolidated closing price ("CCP") is reported for that security, then the security will be valued pursuant to its CCP. Any such security for which such a closing price is not available will be valued at the mean between the closing bid and closing ask price for that security. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no provision is recorded. The Fund also intends to comply with the diversification requirements under Section 817(h) of the Code and the regulations thereunder.

     DISTRIBUTIONS TO SHAREHOLDERS

     The Fund pays dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

     OTHER
     Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from investment transactions by using first-in, first-out (FIFO) cost method. The Fund's cost basis in investments is the same for income tax and financial reporting purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3.   INVESTMENT ADVISOR

     The Trust and The Ayco Company, L.P. (the "Advisor") have entered into an investment advisory agreement on behalf of the Fund, whereby the Fund pays the Advisor a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Advisor has agreed, through December 31, 2003, to waive or limit its fees and to reimburse other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, distribution related expenses (if any), and other expenses not incurred in the ordinary course of the Fund's business) are limited to an annual rate of 1.00% of the average daily net assets of the Fund. From the period January 1, 2003 to June 30, 2003, the Advisor assumed $156,353 of operating expenses on behalf of the Fund. From the period January 1, 2002 to December 31, 2002, the Advisor assumed $328,376 of operating expenses on behalf of the Fund. Prior to January 1, 2002, the Advisor assumed $362,472 of operating expenses and $67,800 of the Fund's organizational expenses.

     The Fund may at a later date reimburse the Advisor for the fees waived or limited and other expenses assumed and paid by the Advisor during any of the then prior three fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 1.00% of the Fund's average daily net assets. Consequently, no reimbursement by the Fund will be made unless (i) the Fund's total annual expense ratio is less than the percentage stated directly above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.

     Assumed expenses subject to potential recovery by year of expiration are as follows:

           Year of Expiration                  Amount
           ------------------                  ------
                12/31/03                      $ 26,161
                12/31/04                       336,311
                12/31/05                       328,376
                12/31/06                       156,353

4.   DISTRIBUTION PLAN

     Mercer Allied Company, L.P. (the "Distributor"), acts as an underwriter and distributor of the Trust to assist in sales of Fund shares pursuant to a distribution agreement. The general partner of the Distributor is Breham, Inc., a corporation wholly owned by the Trust's chief executive officer and a Trustee of the Trust, and therefore the Distributor may be deemed to be affiliated with the Fund. The Distributor receives no compensation from the Fund for its distribution services.

5.   PURCHASES AND SALES OF INVESTMENT SECURITIES

     During the six months ended June 30, 2003, purchases and sales of investment securities (excluding short-term investments) aggregated $1,251,916 and $1,400,657, respectively. There were no purchases or sales of long-term U.S. Government securities during the period.

6.   TAX BASIS INFORMATION

     At June 30, 2003, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

          Cost                                   $14,390,812
          Appreciation                           $   401,424
          (Depreciation)                          (2,116,090)
                                                 -----------
          Net Depreciation                       $(1,714,666)
                                                 -----------
                                                 -----------

     For the period ended June 30, 2003, the Fund had dividends of $0 per share.

     For the year ended December 31, 2002, the Fund had dividends of $0.0240 per share or $40,821 which are characterized as ordinary income for income tax purposes.

     The Fund had no distributable earnings as of December 31, 2002.

     For the year ended December 31, 2002, 100% (unaudited) of the ordinary distributions paid qualify for the dividend-received deduction available to corporate shareholders.

     At December 31, 2002, the Fund had accumulated a net realized capital loss carryover of $1,651,922 expiring in 2010.

     The Fund had $607,304 of Post-October losses, which are deferred for tax purposes until the year ending December 31, 2003.

7.   FUND SHARES

     The following table summarizes the activity in shares of the Fund:

                                              FOR THE YEAR ENDED
                                              DECEMBER 31, 2002
                                              -----------------
                                          SHARES             AMOUNT
                                          ------             ------
     Shares outstanding,
       beginning of period               1,057,512
                                         ---------
     Shares sold                           976,181         $ 8,234,743
     Shares issued to
       shareholders in
       reinvestment of
       distributions                         6,139              40,821
     Shares redeemed                      (331,582)         (2,486,142)
                                         ---------         -----------
     Net increase                          650,738         $ 5,789,422
                                         ---------         -----------
                                                           -----------
     Shares outstanding,
       end of period                     1,708,250
                                         ---------
                                         ---------

                                           FOR THE SIX MONTHS ENDED
                                                JUNE 30, 2003
                                           ------------------------
                                          SHARES             AMOUNT
                                          ------             ------
     Shares outstanding,
       beginning of period               1,708,250
                                         ---------
     Shares sold                           241,204         $ 1,733,069
     Shares issued to
       shareholders in
       reinvestment of
       distributions                            --                  --
     Shares redeemed                      (254,038)         (1,820,000)
                                         ---------         -----------
     Net decrease                          (12,834)        $   (86,931)
                                         ---------         -----------
                                                           -----------
     Shares outstanding,
       end of period                     1,695,416
                                         ---------
                                         ---------

8.   SUBSEQUENT EVENTS

     On July 1, 2003, The Goldman Sachs Group Inc. ("GSG"), acquired all of the outstanding voting securities of the Advisor and the Distributor ("Acquisition"). Prior to the Acquisition, the Fund was managed by the Advisor pursuant to an Investment Management Agreement dated as of November 29, 2000 ("Prior Management Agreement"), and its shares were distributed by the Distributor pursuant to a Distribution Agreement dated as of November 29, 2000 ("Prior Distribution Agreement"). The Acquisition was deemed to be an "assignment" of the Prior Management Agreement and the Prior Distribution Agreement, which caused the Prior Management Agreement and the Prior Distribution Agreement to terminate as of July 1, 2003.

     In light of the expected termination of the Prior Management Agreement and the Prior Distribution Agreement as a result of the Acquisition, a Special Meeting of the Board of Trustees was held on June 11, 2003 ("Special Board Meeting") at which the Board unanimously approved the Advisor's continuance as the Fund's investment manager, in accordance with Rule 15a-4 under the 1940 Act. Consequently, since July 1, 2003 the Advisor has been providing the Fund with investment management services pursuant to a new Investment Management Agreement. In accordance with the provisions of Rule 15a-4 under the 1940 Act, the new Investment Management Agreement will terminate not later than November 27, 2003 (i.e., 150 days from the Acquisition date) unless the Fund's shareholders approve the new Investment Management Agreement for the Fund prior to that date. In addition, at the Special Meeting, the Board recommended that shareholders of the Fund hold a Special Meeting to consider the approval of the new Investment Management Agreement between the Trust, on behalf of the Fund, and the Advisor.

     At the Special Board Meeting, the Board also approved a new Distribution Agreement between the Distributor and the Trust, on behalf of the Fund.

AYCO GROWTH FUND

                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                    POSITION(S) WITH    YEAR OF       PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE              FUND/TRUST+<F10>    ELECTION      DURING PAST 5 YEARS                HELD BY TRUSTEE
----------------------              ----------------    --------      -----------------------            -------------------
Herbert A. Chesbrough (56)          Trustee             2000          President of Saratoga              None
Saratoga Performing Arts Center                                       Performing Arts Center, Inc.
Saratoga Springs, New York 12866                                      (Saratoga Springs, New York)

Anthony J. DePaula (59)             Trustee             2000          Owner and President of             None
781 Central Avenue                                                    DePaula Chevrolet, Inc.
Albany, New York 12206

Paul Heiner (56)                    Trustee             2003          President and Chief Executive      None
1380 Van Antwerp Road                                                 Officer of Logic Technology,
Schenectady, New York 12309                                           Inc.

+<F10>  Each Trustee oversees Ayco Growth Fund, the only portfolio of the Trust.

                                                         INTERESTED TRUSTEE
                                                         ------------------

                                    POSITION(S) WITH    YEAR OF       PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE              FUND/TRUST+<F11>    ELECTION      DURING PAST 5 YEARS                HELD BY TRUSTEE
----------------------              ----------------    --------      -----------------------            -------------------
John Breyo (57)*<F12>               Chief Executive     2000          Chief Executive Officer,           Trustee, Granum
One Wall Street                     Officer and                       Chairman of the Board of           Series Trust
Albany, New York 12205              Trustee                           Directors and President, Ayco
                                                                      (Sept. 1997 - current); Office
                                                                      of the President (1986-
                                                                      Sept. 1997)

+<F11> The Trustee oversees Ayco Growth Fund, the only portfolio of the Trust. *<F12> The Trustee is an "interested person" (as defined in the 1940 Act) by virtue of his affiliation with Ayco.

                                                           TRUST OFFICERS
                                                           --------------

                                    POSITION(S) WITH    YEAR OF       PRINCIPAL OCCUPATION(S)            OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE              FUND/TRUST          ELECTION      DURING PAST 5 YEARS                HELD BY OFFICER
----------------------              ----------------    --------      -----------------------            -------------------
John J. Collins, III (49)           Chief Financial     2000          Chief Financial                    None
101 State Farm Place                Officer and                       Officer, Ayco
Ballston Spa, New York 12020        Controller

Peter H. Heerwagen (57)             Vice President      2000          Senior Vice President,             None
855 Rte. 146, Suite 120             and Secretary                     Investment Services & Chief
Clifton Park, New York 12065                                          Investment Officer, Ayco

Margaret M. Keyes (40)              Assistant           2000          Deputy General Counsel,            None
One Wall Street                     Secretary                         Ayco
Albany, New York 12205

Michael J. Weckwerth (30)           Assistant           2002          Assistant Vice President,          None
615 E. Michigan Street              Secretary                         U.S. Bancorp Fund Services,
Milwaukee, Wisconsin 53202                                            LLC (August 1996 - current)

                                    TRUSTEES
                                    --------
                              John Breyo, Chairman
                                Anthony DePaula
                             Herbert A. Chesbrough
                                 Paul T. Heiner

                               INVESTMENT MANAGER
                               ------------------
                             The Ayco Company, L.P.
                                One Wall Street
                                Albany, NY 12205

                                  DISTRIBUTOR
                                  -----------
                          Mercer Allied Company, L.P.

                         ADMINISTRATOR, TRANSFER AGENT,
                            DIVIDEND PAYING AGENT &
                          SHAREHOLDER SERVICING AGENT
                          ---------------------------
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                                  P.O. Box 701
                              Milwaukee, WI 53202

                                   CUSTODIAN
                                   ---------
                                U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                                 LEGAL COUNSEL
                                 -------------
                             Dechert Price & Rhoads
                              1775 Eye Street, NW
                           Washington, DC 20006-2401

                            INDEPENDENT ACCOUNTANTS
                            -----------------------
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 (800) 235-3412

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request by calling 1-800-235-3412.

This report must be accompanied or preceded by the Fund's current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrant.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to registrant.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Disclosure Controls and Procedures of Ayco Series Trust ("Trust") as of a date within 90 days of the Filing Date, the Trust's principal executive officer ("Chief Executive Officer") and principal financial officer ("Chief Financial Officer") have determined that the Trust's Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) are reasonably designed to ensure that information required to be disclosed by the Trust in its reports on Form N-CSR and in any definitive proxy statements of the Trust (collectively, "Reports") is recorded, processed, summarized and reported by the filing date of the relevant Report, and that information required to be disclosed in the relevant Report is communicated to the Trust's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 10. EXHIBITS.
------------------

(a) Any code of ethics or amendment thereto. Not applicable to semi-annual reports.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Ayco Series Trust
                   -------------------------------------------------------

     By (Signature and Title) /s/ John Breyo
                             ---------------------------------------------
                             John Breyo, Chief Executive Officer

     Date   September 3, 2003
            --------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     (Registrant)  Ayco Series Trust
                   -------------------------------------------------------

     By (Signature and Title) /s/ John J. Collins III
                             ---------------------------------------------
                              John J. Collins III, Chief Financial Officer

     Date   September 3, 2003
            --------------------------------------------------------------